Contact:
Derek Klein
Account Administrator
651-495-3839
December 17, 2007
derek.klein@usbank.com
Original
Beginning
Principal
Interest
Total
Ending
% of
Class
Face Value
Balance
Distribution
Distribution
Distribution
Balance
Original
A-1 $167,100,000.00 $63,086,667.84 $19,924,465.33 $299,838.31 $20,224,303.64 $43,162,202.51 25.83016308199
A-2 $156,000,000.00 $156,000,000.00 $0.00 $705,900.00 $705,900.00 $156,000,000.00 100.00000000000
A-3 $174,000,000.00 $174,000,000.00 $0.00 $727,224.11 $727,224.11 $174,000,000.00 100.00000000000
A-4 $187,630,000.00 $187,630,000.00 $0.00 $785,857.82 $785,857.82 $187,630,000.00 100.00000000000
B $51,753,000.00 $51,753,000.00 $0.00 $249,708.23 $249,708.23 $51,753,000.00 100.00000000000
C $35,829,000.00 $35,829,000.00 $0.00 $177,950.70 $177,950.70 $35,829,000.00 100.00000000000
Certificates N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A
Total $772,312,000.00 $668,298,667.84 $19,924,465.33 $2,946,479.17 $22,870,944.50 $648,374,202.51 83.95236672614
AMOUNTS PER $1,000 UNIT
Principal
Interest
Total
Ending
Class
Cusip
Distribution
Distribution
Distribution
Balance
Interest Rate
Next Rate
A-1 590170AA4 $119.23677636 $1.79436451 $121.03114087 $258.30163082 5.34690% 5.34690%
A-2 590170AB2 $0.00000000 $4.52500000 $4.52500000 $1,000.00000000 5.43000% 5.43000%
A-3 590170AC0 $0.00000000 $4.17944891 $4.17944891 $1,000.00000000 4.70188% 5.07750%
A-4 590170AD8 $0.00000000 $4.18833779 $4.18833779 $1,000.00000000 4.71188% 5.08750%
B 590170AE6 $0.00000000 $4.82500010 $4.82500010 $1,000.00000000 5.79000% 5.79000%
C 590170AF3 $0.00000000 $4.96666667 $4.96666667 $1,000.00000000 5.96000% 5.96000%
Certificates N/A N/A N/A N/A N/A N/A N/A

Monthly Statement to Noteholders
MERRILL AUTO TRUST SECURITIZATION
SERIES 2007-1
Distribution Date:

Contact:
Derek Klein
Account Administrator
651-495-3839
December 17, 2007
derek.klein@usbank.com
Monthly Statement to Noteholders
MERRILL AUTO TRUST SECURITIZATION
SERIES 2007-1
Distribution Date:
Collection Period # 6
Collection Period Beginning Date November 1, 2007
Collection Period End Date November 30, 2007
Distribution Date December 17, 2007
I. Available Amounts
A. Credits
1. Payments from Obligors Applied to Collection Period
a. Scheduled Principal Payments $12,789,140.09
b. Prepaid Principal Payments $7,935,565.56
c. Total Principal Payments $20,724,705.65
d. Interest Payments $2,457,282.89
e. Total (c+d) $23,181,988.54
2. Purchase Amounts from Purchased Receivables
a. Principal Payments $191,114.59
b. Interest Payments $0.00
c. Total (a+b) $191,114.59
3. Recovery of Defaulted Receivables
a. Aggregate Amount of Defaulted Receivables $2,141,555.27
b. Liquidation Proceeds Allocated to Principal $388,383.21
c. Liquidation Proceeds Allocated to Interest $0.00
d. Recoveries Allocated to Principal $15,949.84
e. Recoveries Allocated to Interest $0.00
f. Net Principal Loss $1,532,725.15
g. Total (b+c+d+e) $404,333.05
4. Payment for Optional Prepayment at Call Date $0.00
5. Receivables Servicer Fees ($511,864.52)
6. Administrator Fees ($127,966.13)
7. Total Credits (sum 1 through 6) $23,137,605.53
B. Total Collections
1. Available Interest Collections $1,817,452.24
2. Available Principal Collections $21,320,153.29
3. Net Swap Receipts $0.00
4. Total Collections (1+2+3) $23,137,605.53
II. Receivable Pool Balance
A. Pool Balance as of the Cut-off Date $881,547,644.90
B. Pool Balance as of the Beginning of the Collection Period $767,796,774.16
C. Pool Balance as of the End of the Collection Period $744,943,895.72
D. Aggregate Cut-off Date Adjusted Principal Balance $796,203,103.00
E. Adjusted Principal Balance as of the Beginning of the Collection Period $697,611,929.84
F. Adjusted Principal Balance as of the End of the Collection Period $678,801,677.90
G. Pool Factor as of end of Collection Period 0.845040991
III. Summary of Cash Disbursements
Total Available Collections $23,137,605.53
A. Servicing Fee $14,076.27
B. Excess Indenture Trustee, Securities Administrator, Owner Trustee and Administrator Fees $0.00
C. Net Swap Payments $252,584.76
D. Total Class A Interest Payment $2,518,820.24
E. First Allocation of Principal $0.00
F. Class B Interest Payment $249,708.23
G. Second Allocation of Principal $0.00
H. Class C Interest Payment $177,950.70
I. Regular Allocation of Principal $19,924,465.33
J. Remaining Available Collections Released to Certificateholder $0.00

Contact:
Derek Klein
Account Administrator
651-495-3839
December 17, 2007
derek.klein@usbank.com
Monthly Statement to Noteholders
MERRILL AUTO TRUST SECURITIZATION
SERIES 2007-1
Distribution Date:
IV. Accrued Note Interest Distribution
Beginning Interest on
Ending
Interest Interest Interest Interest Interest
Monthly Carryover Carryover Distributable Distributable Carryover
Class Rate Interest Shortfall Shortfall Amount Amount Paid Shortfall
A-1 5.34690% $299,838.31 $0.00 $0.00 $299,838.31 $299,838.31 $0.00
A-2 5.43000% $705,900.00 $0.00 $0.00 $705,900.00 $705,900.00 $0.00
A-3 4.70188% $727,224.11 $0.00 $0.00 $727,224.11 $727,224.11 $0.00
A-4 4.71188% $785,857.82 $0.00 $0.00 $785,857.82 $785,857.82 $0.00
B 5.79000% $249,708.23 $0.00 $0.00 $249,708.23 $249,708.23 $0.00
C 5.96000% $177,950.70 $0.00 $0.00 $177,950.70 $177,950.70 $0.00
V. Summary of Principal Distributions
A. Principal Distribution Amount Triggers (Sequential Pay Trigger)
1. Cumulative Net Loss Rate 0.44%
2. Cumulative Net Loss Limit For the Current Payment Date: 1.00%
3. Principal Distribution Amount Trigger Status Pass
B First Allocation of Principal $0.00
C. Second Allocation of Principal $0.00
D. Regular Allocation of Principal $19,924,465.33
E. Total Principal Distributions $19,924,465.33
Class A Principal Payment Amount $19,924,465.33
Class B Principal Payment Amount $0.00
Class C Principal Payment Amount $0.00
VI. Overcollateralization Amount
A. Initial Overcollateralization Amount $23,891,103.00
B. Current Overcollateralization Amount $30,427,475.39
C. Target Overcollateralization Amount $37,334,092.28
VII. Delinquency and Default Information
A. Delinquency Information
Delinquency Count Principal
0-29 days 40,026 $729,966,348.59
30-59 days 507 $9,677,787.30
60-89 days 152 $3,058,417.31
90+ days 50 $906,643.06
Repossessed Vehicles 60 $1,334,699.46
Total 40,795 $744,943,895.72
B. Delinquency Ratio ( >= 60 days)
1. Outstanding Principal Balance of 60+ Delinquencies $3,965,060.37
2. Principal Balance as of the End of the Collection Period $744,943,895.72
3. Delinquency Ratio (1/2) 0.53%
4. Delinquency Ratio for Prior Collection Period 0.47%
5. Delinquency Ratio for 2 Collection Periods Prior 0.42%
6. Average Delinquency Ratio ((sum 3 through 5) / 3) 0.47%
C. Defaulted Receivables
1. Principal Balance of Receivables which became Defaulted Receivables in current Collection Period $2,141,555.27
2. Principal Balance of Receivables which became Defaulted Receivables in current Collection Period as % of Pool Balance 0.28%
3. Number of Receivables which became Defaulted Receivables in current Collection Period 114
4. Cumulative Principal Balance of Defaulted Receivables since inception $5,825,285.50
5. Cumulative Principal Balance of Defaulted Receivables since inception as % of Cut-Off Date Pool Balance 0.66%
6. Cumulative Number of Defaulted Receivables since inception 297

Contact:
Derek Klein
Account Administrator
651-495-3839
December 17, 2007
derek.klein@usbank.com
Monthly Statement to Noteholders
MERRILL AUTO TRUST SECURITIZATION
SERIES 2007-1
Distribution Date:
VIII. Aggregate Portfolio Average Monthly Net Loss Rate
1. Pool Balance as of the Cut-off Date $881,547,644.90
2. Net Losses during Collection Period
(Please see note below)
$1,532,725.15
3. Pool Balance as of the Beginning of the Collection Period $767,796,774.16
4. Monthly Net Loss Ratio (2 / 3) 0.20%
5. Cumulative Net Principal Loss $3,868,553.88
6. Cumulative Net Loss Ratio (5 / 1) 0.44%
A. Monthly Net Loss Ratio for 2 Collection Periods Prior 0.04%
B. Monthly Net Loss Ratio for Prior Collection Period 0.10%
C. Monthly Net Loss Ratio for Current Collection Period 0.20%
D. Rolling 3 Month Monthly Net Loss Ratio ((sum A through C) / 3) 0.11%
IX. Aggregate Portfolio Information
A. Weighted Average APR 3.87%
B. Weighted Average Remaining Term 52
C. Weighted Average Original Term 66
D Monthly Prepayment Speed (% ABS) 1.12%
E. Life to Date Prepayment Speed (% ABS) 0.22%
X. Individual Pool Information
CenterOne
Pool Balance as of the Cut-off Date ($) $881,547,644.90
Pool Balance as of the End of the Collection Period ($) $744,943,895.72

Original Weighted Average APR
3.87%
Weighted Average APR at end of Collection Period 3.87%

Original Weighted Average Remaining Term (months)
57
Weighted Average Remaining Term at end of Collection Period (months) 52

Original Weighted Average Original Term (months)
66
Note: Change in Methodology - Timing of Loss Recognition
To be consistent with Servicer's calcaulations, current month's Net Principal Loss amount includes $1,027,195.64 writedown of principal balance of loans deemed to be Defaulted
Receivables by the Servicer. Of this number, $744,625.05 is associated with loans previously identified by the Servicer as Defaulted Receivables and $282,570.59 is related to loans becoming Defaulted Receivables in the current reporting period.
Servicer treats loans over 120 days delinquent and Repossessed Inventory unsold for more than 90 days as Defaulted Receivables. Full principal balance of such accounts is immediately included in the Principal Loss calculation by the Servicer. Any collections or liquidation proceeds associated with these accounts will reduce future losses.
Previously, loss recognition on such accounts was delayed until final disposition and chargeoff of the account balances.